SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 23, 2021	Dec. 31, 2023	Sep. 21, 2023	Aug. 25, 2023	Aug. 24, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, par value		$ 0.0001	$ 0.01			$ 0.0001
Expiration term		10 years
Unrecognized compensation costs		$ 0.7
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	65,000
Annual share increase	65,000
Percentage of outstanding shares	4.00%
Common shares, par value				$ 0.0001
Reserved for future issuance				743,106	125,045
2021 Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		0